Revenue Recognition	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue Recognition	REVENUE RECOGNITION
Revenue from Contracts with Customers

In accordance with Topic 606, revenue is recognized when performance obligations under the terms of a contract with our customer are satisfied; generally this occurs with the transfer of control of our products or services. Revenue is measured as the amount of consideration we expect to receive in exchange for transferring products or providing services. Certain customers may receive cash and/or non-cash incentives, which are accounted for as variable consideration. To achieve the core principle, the Company applies the following five steps:

1. Identify the contract with a customer

A contract with a customer exists when (i) the Company enters into an agreement with a customer that defines each party's rights regarding the products or services to be transferred and identifies the payment terms related to these products or services, (ii) both parties to the contract are committed to perform their respective obligations, (iii) the contract has commercial substance, and (iv) the Company determines that collection of substantially all consideration for products or services that are transferred is probable based on the customer's intent and ability to pay the promised consideration. The Company applies judgment in determining the customer's ability and intention to pay, which is based on a variety of factors including the customer's payment history or, in the case of a new customer, published credit and financial information pertaining to the customer.

2. Identify the performance obligations in the contract

Performance obligations promised in a contract are identified based on the products or services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the product or service either on its own or together with other resources that are readily available from third parties or from the Company, and are distinct in the context of the contract, whereby the transfer of the products or services is separately identifiable from other promises in the contract. To the extent a contract includes multiple promised products or services, the Company must apply judgment to determine whether promised products or services are capable of being distinct and distinct in the context of the contract. If these criteria are not met, the promised products or services are accounted for as a combined performance obligation. The Company has elected to account for shipping and handling activities as a fulfillment cost as permitted by the standard.

3. Determine the transaction price

The transaction price is determined based on the consideration to which the Company will be entitled in exchange for transferring products or services to the customer. To the extent the transaction price is variable, revenue is recognized at an amount equal to the consideration to which the Company expects to be entitled. This estimate includes customer sales incentives which are accounted for as a reduction to revenue and estimated primarily using the expected value method. Determining the transaction price requires significant judgment, which is discussed by revenue category in further detail below.

In practice, we do not offer extended payment terms beyond one year to customers. As such, we do not adjust our consideration for financing arrangements.

4. Allocate the transaction price to performance obligations in the contract

If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price basis unless a portion of the variable consideration related to the contract is allocated entirely to a performance obligation. The Company determines standalone selling price based on the price at which the performance obligation is sold separately.

5. Recognize revenue when or as the Company satisfies a performance obligation

The Company generally satisfies performance obligations at a point in time. Revenue is recognized based on the transaction price at the time the related performance obligation is satisfied by transferring a promised product or service to a customer. The impact to revenue related to prior period performance obligations in the twelve months ended December 31, 2020 is immaterial.

Disaggregation of Revenue

The following table presents our disaggregated revenues by revenue source. We sell products within all major product categories in each operating segment. For additional information on the disaggregated revenues by geographical regions, see Note 16 to the Consolidated Financial Statements.

Revenues related to our former compressor business were fully reflected in our Latin America segment through June 30, 2019. We completed the sale of our compressor business on July 1, 2019. For additional information on the sale of Embraco, see Note 17 to the Consolidated Financial Statements.

	Twelve months ended
Millions of dollars	2020	2019
Major product categories:
Laundry	$5,675	$6,193
Refrigeration	6,058	6,229
Cooking	4,782	4,670
Dishwashing	1,605	1,598
Total major product category net sales	$18,120	$18,690
Compressors	—	557
Spare parts and warranties	913	979
Other	423	193
Total net sales	$19,456	$20,419
The impact to revenue related to prior period performance obligations was not material for the year ended December 31, 2020.

Major Product Category Sales

Whirlpool Corporation manufactures and markets a full line of home appliances and related products and services. Our major product categories include the following: refrigeration, laundry, cooking, and dishwashing. The refrigeration product category includes refrigerators, freezers, ice makers and refrigerator water filters. The laundry product category includes laundry appliances and related laundry accessories. The cooking category includes cooking appliances and other small domestic appliances. The dishwashing product category includes dishwasher appliances and related accessories.

For product sales, we transfer control and recognize a sale when we ship the product from our manufacturing facility to our customer or when the customer receives the product based upon agreed shipping terms. Each unit sold is considered an independent, unbundled performance obligation. We do not have any additional performance obligations other than product sales that are material in the context of the contract. The amount of consideration we receive and revenue we recognize varies due to sales incentives and returns we offer to our customers. When we give our customers the right to return eligible products, we reduce revenue for our estimate of the expected returns which is primarily based on an analysis of historical experience.

Spare Parts & Warranties

Spare parts are primarily sold to parts distributors and retailers, with a small number of sales to end consumers. For spare part sales, we transfer control and recognize a sale when we ship the product to our customer or when the customer receives product based upon agreed shipping terms. Each unit sold is considered an independent, unbundled performance obligation. We do not have any additional performance obligations other than spare part sales that are material in the context of the contract. The amount of consideration we receive and revenue we recognize varies due to sales incentives and returns we offer to our customers. When we give our customers the right to return eligible products, we reduce revenue for our estimate of the expected returns which is primarily based on an analysis of historical experience.

Warranties are classified as either assurance type or service type warranties. A warranty is considered an assurance type warranty if it provides the consumer with assurance that the product will function as intended. A warranty that goes above and beyond ensuring basic functionality is considered a service type warranty. The Company offers certain limited warranties that are assurance type warranties and extended service arrangements that are service type warranties. Assurance type warranties are not accounted for as separate performance obligations under the revenue model. If a service type warranty is sold with a product or separately, revenue is recognized over the life of the warranty. The Company evaluates warranty offerings in comparison to industry standards and market expectations to determine appropriate warranty classification. Industry standards and market expectations are determined by jurisdictional laws, competitor offerings and customer expectations. Market expectations and industry standards can vary based on product type and geography. The Company primarily offers assurance type warranties.

Whirlpool sells certain extended service arrangements separately from the sale of products. Whirlpool acts as a sales agent under some of these arrangements whereby the Company receives a fee that is recognized as revenue upon the sale of the extended service arrangement. The Company is also the principal for certain extended service arrangements. Revenue related to these arrangements is recognized ratably over the contract term.

Other Revenue

Other revenue sources include subscription arrangements and licenses as described below.

The Company has a water subscription business in our Latin America segment which provides the consumer with a water filtration system that is delivered to the consumer's home. Our water subscription contracts represent a performance obligation that is satisfied over time and revenue is recognized as the performance obligation is completed. The installation and maintenance of the water filtration system are not distinct services in the context of the contract (i.e. the customer views all activities associated with the arrangement as one singular value proposition). The contract term is generally less than one year for these arrangements and revenue is recognized based on the monthly invoiced amount which directly corresponds to the value of our performance completed to date.

We license our brands in arrangements that do not include other performance obligations. Whirlpool licensing provides a right of access to the Company's intellectual property throughout the license period. Whirlpool recognizes licensing revenue over the life of the license contract as the underlying sale or usage occurs. As a result, we recognize revenue for these contracts at the amount which directly corresponds to the value provided to the customer.
Costs to Obtain or Fulfill a Contract

We do not capitalize costs to obtain a contract because a nominal number of contracts have terms that extend beyond one year. The Company does not have a significant amount of capitalized costs related to fulfillment.

Sales Tax and Indirect Taxes

The Company is subject to certain indirect taxes in certain jurisdictions including but not limited to sales tax, value added tax, excise tax and other taxes we collect concurrent with revenue-producing activities that are excluded from the transaction price, and therefore, excluded from revenue.
Allowance for Expected Credit Losses and Bad Debt Expense

We estimate our expected credit losses primarily by using an aging methodology and establish customer-specific reserves for higher risk trade customers. Our expected credit losses are evaluated and controlled within each geographic region considering the unique credit risk specific to the country, marketplace and economic environment. We take into account past events, current conditions and reasonable and supportable forecasts in developing the reserve. The adoption of the new credit loss standard did not have a material impact on the Consolidated Financial Statements.
The following table summarizes our allowance for doubtful accounts by operating segment for the twelve months ended December 31, 2020.

Millions of dollars	December 31, 2019	Charged to Earnings	Write-offs	Foreign Currency	December 31, 2020
Accounts receivable allowance
North America	$4	$4	$(1)	$—	$7
EMEA	83	5	(22)	1	67
Latin America	33	32	(17)	(4)	44
Asia	12	1	—	1	14
	$132	$42	$(40)	$(2)	$132
Financing receivable allowance
Latin America	$29	$—	$(2)	$—	$27
Asia	19	—	—	2	21
	$48	$—	$(2)	$2	$48
Consolidated	$180	$42	$(42)	$—	$180
We recorded an immaterial amount of bad debt expense for the year ended December 31, 2020 and 2019, respectively.